GS Mortgage-Backed Securities Trust 2022-PJ1

Exhibit 99.4 - Schedule 7

Tape Discrepancies
Dummy ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	xx	xx	Application Date (Baseline script version)	xx	xx	xx		Final application, DOT, Note is dated xx	Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx		Initial
xx	xx	xx	Loan Originator Name	xx	xx			Loan originator is updated per Note	Initial
xx	xx	xx	Purpose of Transaction per HUD-1	xx	xx				Initial
xx	xx	xx	Representative Score	xx	xx	xx	xx	Update as per Credit Report Score	Initial
xx	xx	xx	Loan Originator Name	xx	xx			Taken from the note	Initial
xx	xx	xx	Application Date (Baseline script version)	xx	xx	xx			Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx		Initial
xx	xx	xx	Housing Ratio per U/W (Initial Rate)	xx	xx	xx	xx		Initial
xx	xx	xx	Application Date (Baseline script version)	xx	xx	xx			Initial
xx	xx	xx	Cash To Borrower (HUD-1 Line 303)	xx	xx	xx	xx	Confirmed by Final CD	Initial
xx	xx	xx	Loan Originator Name	xx	xx				Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	Total Income = $ xx , Housing Total = $ xx , Other Obliagtions = $ xx , Total Obligations = $ xx	Initial
xx	xx	xx	Representative Score	xx	xx	xx	xx	Received updated credit report dated xx & so credit score is correct.	Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	Calculated DTI per documents is xx%	Initial
xx	xx	xx	Loan Originator Name	xx	xx			Per documents in file Loan Originator is xx	Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx		Initial
xx	xx	xx	Housing Ratio per U/W (Initial Rate)	xx	xx	xx	xx		Initial
xx	xx	xx	Loan Originator Name	xx	xx			Verified from Note Document.	Initial
xx	xx	xx	Representative Score	xx	xx	xx	xx	As per credit report	Initial
xx	xx	xx	Purpose of Transaction per HUD-1	xx	xx				Initial